11. Convertible Debentures (Annual) (Details Narrative)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 CAD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jul. 12, 2022 $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)
Short-Term Debt [Line Items]
Warrant price | $ / shares		$ 1.17	$ 2.66				$ 0.0001
Broker Fee | $		$ 11,612	$ 427,314
Common stock issued with debt | $			582,486
Warrants issued for convertible debentures | $			2,929,712
Debt Discount | $			6,524,567
Debt Instrument, Increase, Accrued Interest | $					$ 22,521
Warrant Price 3. 75 [Member]
Short-Term Debt [Line Items]
Warrant price | $ / shares			$ 3.75
Debt acquired by related party | $			$ 144,041
Issuance of common shares | $			$ 301,644
Conversion price | $ / shares			$ 3.75
February 2018 Private Placemen [Member]
Short-Term Debt [Line Items]
Debenture carrying value, note payable | $			$ 1,000
Interest rate			10.00%	10.00%
Warrants to purchase shares			31.25					31.25
Initial Warrant price | $ / shares			$ 5.00
Resticted common stock, shares			20	20
Proceeds from private placement			$ 521,900	$ 670,000
Shares issued for warrants, shares			20,938	20,938
Shares issued for private placement, shares			13,875	13,875
Price per share | $ / shares			$ 3.20
Warrant price | $ / shares			$ 4.00
April 2018 Private Placemen [Member]
Short-Term Debt [Line Items]
Debenture carrying value, note payable | $			$ 1,000
Warrants to purchase shares			31.25					31.25
Initial Warrant price | $ / shares			$ 5.00
Resticted common stock, shares			20	20
Proceeds from private placement			$ 105,200	$ 135,000
Shares issued for warrants, shares			4,218	4,218
Shares issued for private placement, shares			2,700	2,700
Price per share | $ / shares			$ 3.20
Warrant price | $ / shares			$ 4.00
April 192018 Private Placemen [Member]
Short-Term Debt [Line Items]
Debenture carrying value, note payable | $			$ 1,000
Interest rate			10.00%	10.00%
Warrants to purchase shares			31.25					31.25
Initial Warrant price | $ / shares			$ 5.00
Resticted common stock, shares			20	20
Proceeds from private placement			$ 1,118,600	$ 1,436,000
Shares issued for warrants, shares			44,875	44,875
Shares issued for private placement, shares			28,720	28,720
May 2018 Private Placemen [Member]
Short-Term Debt [Line Items]
Debenture carrying value, note payable | $								$ 1,000
Interest rate			10.00%	10.00%
Warrants to purchase shares			31.25					31.25
Initial Warrant price | $ / shares			$ 5.00
Resticted common stock, shares			20	20
Proceeds from private placement			$ 102,000	$ 131,000
Shares issued for warrants, shares			4,093	4,093
Shares issued for private placement, shares			2,620	2,620
Price per share | $ / shares			$ 3.20
Warrant price | $ / shares			$ 4.00
May 312018 Private Placement [Member]
Short-Term Debt [Line Items]
Debenture carrying value, note payable			$ 1,000					$ 1,000
Interest rate			10.00%	10.00%
Warrants to purchase shares			26					26
Initial Warrant price | $ / shares			$ 135.25
Resticted common stock, shares			20	20
Price per share | $ / shares			$ 104.06
Private Placement , units			7,500	7,500
Debt C D N [Member]
Short-Term Debt [Line Items]
Convertible Debt			$ 48,416					$ 65,000
Debt acquired by related party | $	$ 35,000
Payment on convertible debt | $				$ 35,000		$ 35,000
Convertible Debentures C D N [Member]
Short-Term Debt [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-Backed Financing Arrangement | $									$ 317,600
Debt Instrument, Increase, Accrued Interest | $						$ 45,029
Convertible Debentures U S A [Member]
Short-Term Debt [Line Items]
Issuance of common shares | $					230,134
Principal Amount Outstanding on Loans Securitized or Asset-Backed Financing Arrangement | $					400,000
Debt Instrument, Increase, Accrued Interest | $					$ 70,492